Financial Instruments - Disclosure of foreign currency risk (Details)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 116,908	$ 1,150,891
Accounts Receivable		1,137,551	$ 1,319,873
Finance Lease Receivable		$ 162,945
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 0
Accounts Receivable	148,009
Finance Lease Receivable	56,356
Accounts Payable and Accrued Liabilities	440,693
Related Party Loan	$ 4,345,000